Inventories	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

	May 31, 2023	August 31, 2022
Ore stockpile	$2,353	$2,643
Gold in circuit	528	210
Gold doré	21	253
Total precious metals inventories	2,902	3,106
Supplies	1,577	524
Total inventories	$4,479	$3,630